Earnings per share	12 Months Ended
Mar. 31, 2016
Earnings per share
Earnings per share

11. Earnings per share:

Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of the Company’s common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of the Company’s common shares is adjusted to reflect all dilutive instruments where the Company’s common shares are potentially deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

The following table presents a reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) for the years ended March 31, 2014, 2015 and 2016.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2014	2015	2016
Basic—
Net income attributable to NHI shareholders	¥213,591	¥224,785	¥131,550

Weighted average number of shares outstanding	3,709,830,989	3,645,514,878	3,600,701,499

Net income attributable to NHI shareholders per share	¥57.57	¥61.66	¥36.53

Diluted—
Net income attributable to NHI shareholders	¥213,561	¥224,726	¥131,426

Weighted average number of shares outstanding	3,826,496,369	3,743,690,088	3,700,388,050

Net income attributable to NHI shareholders per share	¥55.81	¥60.03	¥35.52

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2014, 2015 and 2016 arising from options to purchase common shares issued by subsidiaries and affiliates. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of the Company’s common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the years ended March 31, 2014, 2015 and 2016.

Antidilutive stock options to purchase 8,967,300, 9,745,800 and 10,029,500 of the Company’s common shares were not included in the computation of diluted EPS for the years ended March 31, 2014, 2015 and 2016, respectively.

Subsequent Events

The Company conducted a share buyback from May 18, 2016 to June 7, 2016. See Note 17 “Shareholders’ equity” for further information.

On April 27, 2016, the Company adopted a resolution to issue SARs pursuant to the SAR awards. See Note 13 “Deferred compensation plans” for further information.